Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EXPENSES
General and administrative	$ (1,089,422)	$ (1,253,721)
Acquisition related costs	(2,980,170)	(1,770,970)
Compensation expense	(1,489,876)
Operations and maintenance	(3,207)
Other operating expenses	(211,782)	(30,059)
Loss from Operations	(5,774,457)	(3,054,750)
Other Income (Expense)
Interest and income earned on cash and trust investments	68,722	1,438,346
Interest expense	(350,342)	(422,128)
Recovery of offering costs attributable to partial waiver of deferred underwriting fee	268,153
Change in fair value of warrant liabilities	(14,558,000)	(2,090,000)
Change in fair value of conversion event liability	63,513	(17,821)
Excise tax interest and penalties	(535,632)	(214,457)
Total Other Expense, net	(15,043,586)	(1,306,060)
Loss before provision for income taxes	(20,818,043)	(4,360,810)
Provision for income taxes	(64,133)	(462,092)
Net Loss	$ (20,882,176)	$ (4,822,902)
Weighted average shares outstanding of Common Stock (in Shares)	5,795,236
Basic net loss per share, Common Stock (in Dollars per share)	$ (3.6)
Diluted net loss per share, Common Stock (in Dollars per share)	$ (3.6)
Redeemable Class A Common Stock
Other Income (Expense)
Weighted average shares outstanding of Common Stock (in Shares)		2,188,860
Basic net loss per share, Common Stock (in Dollars per share)		$ (0.61)
Diluted net loss per share, Common Stock (in Dollars per share)		$ (0.61)
Non-redeemable Class A and Class B Common Stock
Other Income (Expense)
Weighted average shares outstanding of Common Stock (in Shares)		5,750,000
Basic net loss per share, Common Stock (in Dollars per share)		$ (0.61)
Diluted net loss per share, Common Stock (in Dollars per share)		$ (0.61)